Supplement

Dated June 21, 2005

to the

Prospectus of the TANAKA Growth Fund

Dated March 30, 2005

Effective June 23, 2005, Mutual Shareholder Services, LLC replaced Unified Fund Services, Inc. as the Fund's Transfer Agent and Fund Accounting Agent.  Accordingly, “Mutual Shareholder Services” replaces “Unified Fund Services” in all sections of the Prospectus where the Unified Fund Services name, and all derivatives thereof, appear.  Further, the Prospectus of the TANAKA Growth Fund, dated March 30, 2005, is specifically amended as follows:

On page 8 of the Prospectus, the Section entitled, “Purchasing Shares by Mail” is deleted and replaced in its entirety with:

Purchasing Shares by Mail- To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to the TANAKA Growth Fund, and mail the form and check to:

via U.S. mail or by overnight courier service to:

TANAKA Growth Fund

c/o Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH  44141

On page 10 of the Prospectus, the Section entitled “Redeeming Shares by Mail” is deleted and replaced in its entirety with:

Redeeming Shares by Mail- To redeem some or all of your shares by mail, simply send a request for redemption to the Fund via U.S. mail or by overnight courier service to:

TANAKA Growth Fund

c/o Mutual Shareholder Services, LLC

8869 Brecksville Road, Suite C

Brecksville, OH  44141

Your request for a redemption must include the following information:

•

the Fund name;

•

your account number;

•

the account name(s), exactly as it (they) appear(s) on the account;

•

the account address; and

•

the dollar amount or number of shares you wish to redeem.

Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund's transfer agent receives your order in proper form.  To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered and contain all the information set forth above.  The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange.  Signature guarantees are for the protection of shareholders.  At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

All sections of the Prospectus not specifically amended by this supplement shall remain in full force and effect.